Description of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2011
DescriptionOfBusinessAbstract
Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation

QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading provider of innovative sample and assay technologies. These technologies—consumable products such as sample and assay kits and automated instrumentation systems—empower customers to transform raw biological samples into valuable molecular information. We serve four major customer classes: Molecular Diagnostics laboratories; Applied Testing customers in fields such as forensics, veterinary diagnostics and food safety; Pharmaceutical research and development groups, and Academic researchers. We market our products in more than 100 countries.
During 2011, we acquired all the shares of Cellestis Ltd. and a majority of the shares in Ipsogen S.A, as discussed more fully in Note 4. These acquisitions have been accounting for as business combinations, and the acquired companies' results have been included in the accompanying financial statements form their respective dates of acquisition.
Basis of Presentation
The accompanying consolidated financial statements were prepared in conformity with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
Reclassifications
Certain reclassifications of prior year amounts have been made to conform to the current year presentation in Note 14 related to the prior year presentation of certain gross deferred tax asset information.